Financial statements preparation - Impact of the adoption of AASB 9 - impairment (Details) - AUD ($) $ in Millions	Oct. 01, 2018	Sep. 30, 2018
Provision for ECL
Transition to AASB 9
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		$ 3,053
ECL on amortised cost financial instruments	$ 989
ECL on debt securities measured at FVOCI	2
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	4,044
Provisions on loans
Transition to AASB 9
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		2,814
ECL on amortised cost financial instruments	882
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	3,696
Provisions for credit commitments
Transition to AASB 9
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		239
ECL on amortised cost financial instruments	98
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	337
Loss allowance on debt securities at FVOCI
Transition to AASB 9
ECL on debt securities measured at FVOCI	2
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	2
Provisions on debt securities and other financial assets at amortised cost
Transition to AASB 9
ECL on amortised cost financial instruments	9
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	9
Parent Entity | Provision for ECL
Transition to AASB 9
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		2,613
ECL on amortised cost financial instruments	846
ECL on debt securities measured at FVOCI	2
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	3,461
Parent Entity | Provisions on loans
Transition to AASB 9
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		2,407
ECL on amortised cost financial instruments	751
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	3,158
Parent Entity | Provisions for credit commitments
Transition to AASB 9
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		$ 206
ECL on amortised cost financial instruments	95
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	301
Parent Entity | Loss allowance on debt securities at FVOCI
Transition to AASB 9
ECL on debt securities measured at FVOCI	2
Provisions for Impairment, carrying amount immediately after initial adoption of AASB 9	$ 2